Events after the reporting date (Details) $ / shares in Units, $ in Thousands				12 Months Ended
	Apr. 28, 2026 shares officer	Apr. 23, 2026 USD ($) bitcoin	Jan. 14, 2026 USD ($)	Dec. 31, 2025 USD ($) shares bitcoin	Dec. 31, 2024 USD ($) shares bitcoin	Dec. 31, 2023 USD ($) shares bitcoin	Apr. 25, 2026 $ / shares	Feb. 10, 2026 USD ($) bitcoin	Jun. 22, 2025 $ / shares	Dec. 31, 2022 USD ($) bitcoin
Disclosure of terms and conditions of share-based payment arrangement [line items]
Equity				$ 127,678	$ 55,359	$ (6,071)				$ 2,104
Number of bitcoin | bitcoin				2,139	0	0				0
Disposals | bitcoin				(1,095)	0	0
Number of Bitcoin, held without restriction | bitcoin		197
Digital assets held				$ 6,800
Restricted share awards (RSA)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted during the year | shares				3,580,000	21,432,152	2,640,460
Secured Convertible Debentures
Disclosure of terms and conditions of share-based payment arrangement [line items]
Conversion price per ADS (in dollars per share) | $ / shares									$ 21.00
New York Stock Exchange Compliance
Disclosure of terms and conditions of share-based payment arrangement [line items]
Measurement period duration			30 days
Minimum market capitalization requirement			$ 50,000
Equity			$ 50,000
Amendment To Convertible Debt And Sale Of Bitcoin
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of convertible note								$ 94,500
Number of bitcoin | bitcoin								1,617
Disposals | bitcoin		700
Proceeds from sales of Bitcoins		$ 50,800
Convertible debt		$ 43,700
Number of bitcoin held | bitcoin		1,114
Number of Bitcoin, held with restriction | bitcoin		917
Digital assets held		$ 86,700
Amendment To Convertible Debt And Sale Of Bitcoin | Secured Convertible Debentures
Disclosure of terms and conditions of share-based payment arrangement [line items]
Conversion price per ADS (in dollars per share) | $ / shares							$ 14.00
Granting of shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of officers | officer	2
Granting of shares | ADS
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted during the year | shares	84,200
Granting of shares | Restricted share awards (RSA)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted during the year | shares	8,420,000